Net Loss Per Share Attributable to Common Stockholders	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Hippo Enterprises Inc And Subsidiaries [Member]
Net Loss Per Share Attributable to Common Stockholders
14. Net Loss Per Share Attributable to Common Stockholders
Net loss per share attributable to common stockholders was computed as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Numerator:
Net loss attributable to Hippo - basic and diluted (in millions)	$(84.5)	$(24.8)	$(279.8)	$(48.7)

Denominator:
Weighted-average shares used in computing net loss per share attributable to Hippo — basic and diluted	14,134,399	12,360,596	13,968,160	12,236,471

Net loss per share attributable to Hippo — basic and diluted	$(5.98)	$(2.01)	$(20.03)	$(3.98)

The potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive are as follows:

	As of June 30,
	2021	2020
Convertible preferred stock (on an as if converted basis)	43,985,178	36,330,613
Outstanding options	9,741,833	8,141,970
Warrants to purchase common shares	4,800,551	4,738,051
Warrants to purchase preferred shares	2,494,116	2,494,116
Common stock subject to repurchase	1,713,658	1,366,513
Convertible notes	21,603,512	—

Total	84,338,848	53,071,263

20. Net Loss Per Share Attributable to Common Stockholders
Net loss per share attributable to common stockholders was computed as follows:

	Year Ended December 31,
	2020	2019
Numerator:
Net loss attributable to Hippo Enterprises Inc. — basic and diluted (in millions)	$(141.5)	$(83.1)

Denominator:
Weighted-average shares used in computing net loss per share attributable to Hippo Enterprises Inc. — basic and diluted	12,495,509	10,652,088

Net loss per share attributable to Hippo Enterprises Inc. — basic and diluted	$(11.32)	$(7.80)

The potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive are as follows:

	As of December 31,
	2020	2019
Convertible preferred stock (on an as if converted basis)	39,545,082	32,546,081
Outstanding options	8,364,323	5,687,268
Warrants to purchase common shares	4,763,600	4,789,980
Warrants to purchase preferred shares	2,494,116	1,784,876
Common stock subject to repurchase	1,365,948	1,691,897
Convertible notes	2,177,961	—

Total	58,711,030	46,500,102